FUND/PLAN SERVICES, INC.
                       3200 Horizon Drive
                     King of Prussia, PA 19406-0903

July 25, 1997


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re: Fairport Funds (the "Registrant")
      File No.: 811-8774


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement to the Prospectus and Statement of Additional Information dated February 28, 1997 as Supplemented on March 20, 1997 and on April 11, 1997.

The purpose of this filing is to revise the current Prospectus and Statement of Additional Information by incorportating non-material changes.


Should you have any questions, comments or require further information, I can be reached directly at 610-239-4747.

Thank you for your continued courtesy and cooperation.

Sincerely,
Kelly Digan
Assistant Compliance Administrator


cc: Chuck Kiraly
    Kristen H. Ives

Filed Pursuant to Rule
497(e) under the
Securities Act of 1933.
Registration No.811-8774


                         FAIRPORT FUNDS

               Supplement dated July 25, 1997 to
               Prospectus dated February 28, 1997

     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The third paragraph under the heading "The Adviser" on page 10 of the Prospectus is deleted and is hereby replaced with the following:

     Joseph A. Harrison, C.F.A., Executive Vice President and Director of Investments for Roulston since 1991, and D. Keith Lockyer, Vice President and Portfolio Manager of Roulston, manage the portfolio of the Government Securities Fund. Mr. Harrison and Elmer L. Meszaros manage the portfolio of the Growth and Income Fund. Mr. Meszaros has been an analyst with Roulston since July, 1975, and began managing the portfolio of the Growth and Income Fund with Mr. Harrison as of July, 1997. Norman F. Klopp, C.F.A., Executive Vice President of Roulston since 1991, manages the portfolio of the Midwest Growth Fund. Since 1964, Mr. Klopp has been an analyst with Roulston.

     The sixth paragraph under the heading "The Adviser" on page 10 of the Prospectus is deleted and is hereby replaced with the following:

     Mr. Scott D. Roulston, President and a Trustee of the Trust, is the President and a Director of both Roulston and the Distributor. Mr. Kevin M. Crotty is Treasurer of the Trust, and Director of Finance of Roulston and the Distributor. Mr. Charles A. Kiraly, Manager of Mutual Fund Administration of Roulston, is the Secretary and Assistant Treasurer of the Trust.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
              THE PROSPECTUS FOR FUTURE REFERENCE

                         FAIRPORT FUNDS

               Supplement dated July 25, 1997 to
           Statement of Additional Information dated
     February 28, 1997, as Supplemented on March 20, 1997
                     and on April 11, 1997

     Capitalized terms used in this Supplement have the meaning assigned to them in the Statement of Additional Information.

     The table under the heading "MANAGEMENT OF THE TRUST - Trustees and Officers of the Trust" on pages 11 and 12 of the Statement of Additional Information is deleted and is hereby replaced with the following:



Name,                    Positions(s)      Principal Occupation(s)
Address                  Held              During Past Five Years
Business and Age         With the Trust

*Scott D. Roulston       Trustee and       President and Director of Roulston &
4000 Chester Avenue      President         Company, Inc. and Roulston Research
Cleveland, Ohio  44103                     Corp. since 1990.

Age: 39

Thomas V. Chema          Trustee           Partner, Arter & Hadden (law firm)
1100 Huntington                            since April, 1989; since June, 1995,
Building                                   President, Gateway Consultants Group,
Cleveland, Ohio  44115                     Inc. (sports and related public
                                           facilities consulting); from June,
Age: 50                                    1990, to June, 1995, Executive
                                           Director of Gateway Economic
                                           Development Corp. of Greater
                                           Cleveland (sports and related
                                           facilities public development
                                           company).

David B.  Gale          Trustee            Executive Director of North American
1700 East 13th Street                      Association of State and Provincial
Suite 4PE                                  Association of State and Provincial
Cleveland, Ohio  44114                     Lotteries (non-profit association of
                                           Lotteries (non-profit association of
Age: 44                                    sanctioned lotteries) since March,
                                           1995; President of DBG Consulting,
                                           Inc.  (management consulting firm)
                                           since December, 1994; from August,
                                           1993 to November 1994, Vice
                                           President and General Manager of
                                           Media Drop-In Productions, Inc.
                                           (marketing/promotions firm); from
                                           August, 1987 to August, 1993, Vice
                                           President and General Manager of BABN
                                           Technologies, Inc.  (printing
                                           production facility).

Name,                    Positions(s)      Principal Occupation(s)
Address                  Held              During Past Five Years
Business and Age         With the Trust

David H. Gunning         Trustee           President of Parkwood Corporation
1001 Lakeside Avenue                       (personal services corporation) since
Cleveland, Ohio                            June, 1997; Chairman, President and
44114                                      Chief Executive Officer of Capitol
                                           American Financial Corporation
Age: 54                                    (insurance company) from February,
                                           1993 to February, 1997; prior
                                           thereto, partner of Jones, Day,
                                           Reavis & Pogue (law firm).

*Ivan J. Winfield        Trustee           Associate Professor, Baldwin Wallace
30901 Ainsworth Drive                      College since 1995; from 1980 to 1994
Pepperpike, Ohio                           Managing Partner, Coopers & Lybrand,
44124                                      Northeast Ohio (certified public
                                           accounting firm).
Age: 62

Kevin M.  Crotty         Treasurer         Since June, 1997, Director of Finance
4000 Chester Avenue                        of Roulston & Company, Inc. and an
Cleveland, Ohio 44103                      employee of Roulston & Company, Inc.
                                           employee of Roulston & Company, Inc
Age: 35                                    since November, 1996; from October,
                                           1993 to October, 1996, Accounting
                                           Manager of Philanthropic and Tax
                                           Planning Department of Premier
                                           Industrial Corporation (electronic
                                           component distributor); from
                                           September, 1989 to October, 1993,
                                           employee of Carnegie Capital
                                           Management Company (investment
                                           management firm).


Charles A. Kiraly        Secretary and     Since May, 1997, Manager of Mutual
4000 Chester Avenue      Assistant         Fund Administration and an employee
Cleveland, Ohio 44130    Treasurer         of Roulston & Company, Inc. since
Age 27                                     April, 1996; prior thereto, Senior
                                           Dealer Services Representative at
                                           BISYS Fund Services, Ohio, Inc.;
                                           employee at BISYS Fund Services,
                                           Ohio, Inc. since May, 1993. 1992
                                           graduate of Ohio University, BBA in
                                           Business Administration.

Kristin Hay Ives,Esq.    Assistant         Partner of the law firm of Baker &
Capitol Square, Suite    Secretary         Hostetler LLP, Counsel to the Trust.
2100
65 East State Street
Columbus, Ohio  43215
Age:  37


     The following sentence is added immediately following the table and the footnote under the heading "Compensation Table" on page 13 of the Statement of Additional Information:

          Mr. Gale was not a Trustee of the Trust until June 26, 1997, and therefore did not receive any compensation from the Trust during the fiscal year ended October 31, 1996.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
  THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE